Financial Risk Management - Liquidity Risk - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions				1 Months Ended	12 Months Ended
	Jan. 28, 2020	Jan. 28, 2019	Jan. 25, 2018	Jan. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 06, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Common share dividends		$ 278.0	$ 283.2		$ 453.8	$ 442.7
Dividend per share (in dollars per share)		$ 10	$ 10		$ 10	$ 10.0
Cash and investments, net					$ 37,900.0	$ 37,300.0
Borrowings					7,232.6	6,480.4
Net (purchases) sales of securities classified as FVTPL					1,716.2	252.9
Repayments of borrowings in next fiscal year					1,444.9
Income taxes payable					78.4	80.1
Insurance and reinsurance companies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Common share dividends					282.3	415.2
Borrowings					1,039.6	995.7
Repayments of borrowings in next fiscal year					140.0
Income taxes payable					47.5	58.2
Holding company cash and investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and investments, net					1,098.6	1,550.6
Borrowings					4,117.3	3,859.5
Repayments of borrowings in next fiscal year					0.0
Subsidiary cash and short term investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and investments, net					37,906.0	37,290.0
Non-insurance companies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings					2,075.7	1,625.2
Income taxes payable					30.9	21.9
Fairfax India | Subsidiary cash and short term investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments lacking liquidity or inactively traded					$ 1,415.3	$ 1,406.7
Liquidity risk | Insurance and reinsurance companies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure percentage					12.60%	13.30%
Long and short equity and equity index total return swaps | Insurance and reinsurance companies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net (purchases) sales of securities classified as FVTPL					$ 30.7	$ (61.8)
Subsequent event
Disclosure of nature and extent of risks arising from financial instruments [line items]
Common share dividends	$ 275.7			$ 275.7
Dividend per share (in dollars per share)	$ 10			$ 10.00
Subsequent event | Revolving credit facility | Holding company cash and investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings							$ 300.0